Financial Instruments and Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Financial Instruments and Fair Value Measurements [Abstract]
Financial Instruments and Fair Value Measurements

10. Financial Instruments and Fair Value Measurements:

ASC 815, "Derivatives and Hedging" requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the statement of financial position. The Company recognizes all derivative instruments as either assets or liabilities at fair value on its consolidated balance sheets.

Changes in the fair value of derivative instruments that have not been designated as hedging instruments are reported in the accompanying consolidated statement of operations.

The Company enters into interest rate swap transactions to manage interest costs and risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. The Company also enters from time to time into foreign currency forward contracts in order to manage risks associated with fluctuations in foreign currencies. All of the Company's derivative transactions are entered into for risk management purposes.

As of December 31, 2015, the Company had seven interest rate swaps outstanding, with a notional amount of $1.6 billion, maturing from April 2016 through November 2017. During the year ended December 31. 2016, the Company terminated the interest rate swaps and there were no interest rate swaps outstanding as of December 31, 2017.

Accumulated Other Comprehensive Loss also included realized losses on cash flow hedges associated with interest capitalized during prior years under "Advances for drilling units under construction" amounting to $27,776, which according to ASC 815-30-35 is being reclassified into earnings in the same period or periods during which the hedged forecasted transaction affects earnings. As a result, during the years ended December 31, 2015, 2016 and 2017, amounts of $1,035, $26,187 and nil, respectively, were reclassified into the consolidated statements of operations.

The effect of derivative instruments not designated or qualifying as hedging instruments on the Consolidated Statement of Operations is as follows:

			Amount of Loss
Derivatives not designated as hedging instruments	Location of Loss Recognized	Year ended December 31, 2015	Year ended December 31, 2016	Year ended December 31, 2017
Interest rate swaps	Loss on interest rate swaps	$(11,513)	$(4,388)	$-

The carrying amounts of cash and cash equivalents, restricted cash, trade accounts receivable, other current assets and accounts payable and other current liabilities reported in the consolidated balance sheets approximate their respective fair values because of the short-term nature of these accounts. The fair value of credit facilities is estimated based on current rates offered to the Company for similar debt of the same remaining maturities. Additionally, the Company considers its creditworthiness in determining the fair value of the credit facilities. The carrying value approximates the fair market value for floating rate loans. The fair value of the interest rate swaps was determined using a discounted cash flow method based on market-based LIBOR swap yield curves, taking into account current interest rates and the creditworthiness of both the financial instrument counterparty and the Company. The 7.25% Senior Unsecured Notes, the Drill Rigs Senior Notes and the Term Loan B Facilities have a fixed rate and their estimated fair values are determined through Level 2 inputs of the fair value hierarchy (quoted price in the over-the counter market). The $450 million Senior Secured Term Loan Facility has a fixed rate and the estimated fair value was determined through Level 2 inputs of the fair value hierarchy (quoted price in the over-the counter market). The fair value of the $450 million Senior Secured Term Loan Facility at December 31, 2017 was approximately $456 million. The $462 million Senior Secured Credit Facility, has a floating rate on LIBOR and its' carrying value is approximately the same as its' fair market value. The estimated fair value of the above 7.25% Senior Unsecured Notes, Drill Rigs Senior Notes, $1.9 billion Secured Term Loan B Facility and $1.3 billion Senior Secured Term Loan B Facility at December 31, 2015, was approximately $100,367, $357,431, $427,168 and $628,242 respectively. For the aforementioned senior notes and term loans their carrying value net of finance fees as at December 31, 2015, was $226,655, $601,845, $1,814,746 and $1,257,484, respectively. The estimated fair value of the above 7.25% Senior Unsecured Notes, Drill Rigs Senior Notes, $1.9 billion Secured Term Loan B Facility and $1.3 billion Senior Secured Term Loan B Facility at December 31, 2016, was approximately $51,080, $201,129, $1,156,958 and $1,002,304, respectively. For the aforementioned senior notes and term loans their carrying value net of finance fees as at December 31, 2016, was $129,844, $457,745, $1,804,272 and $1,248,747, respectively.

The guidance for fair value measurement applies to all assets and liabilities that are being measured and reported on a fair value basis.  This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values.  The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories.

Fair value measurements are classified based upon inputs used to develop the measurement under the following hierarchy:

Level 1--Quoted market prices in active markets for identical assets or liabilities.

Level 2--Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3--Unobservable inputs that are not corroborated by market data.

The following table summarizes the valuation of assets measured at fair value on a non-recurring basis as of December 31, 2016.

	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Impairment loss
Non-Recurring measurements:
Long-lived assets	$-	$1,035,499	$-	$(3,658,815)

As a result of the impairment analysis performed for the year ended December 31, 2016, the Company's eight drilling units, with a carrying amount of $4,694,314 were written down to their fair value as determined based on the valuations of the independent valuators, resulting in an impairment charge of $3,658,815 which was included in the accompanying consolidated statement of operations for the year ended December 31, 2016 (Note 7),  the impairment of $92,371 for the drilling unit under construction Ocean Rig Amorgos (Note 6) and the impairment of $25,152 relating to the cashflow hedges for interest capitalized on drilling units impaired (Note 12).

The following table summarizes the valuation of assets measured at fair value on a non-recurring basis as of December 31, 2017.

	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Impairment loss
Non-Recurring measurements:
Long-lived assets	$-	$234,139	$-	$(475,666)

Effective September 30, 2017,one of the Company's drilling units, with a carrying amount of $650,843 was written down to its fair value as determined based on the valuations of the independent valuators, resulting in an impairment charge of $473,343 which was included in the accompanying consolidated statement of operations for the year ended December 31, 2017 (Note 7).

Effective September 30, 2017 the Company's Board of Directors resolved that the two drilling units, that were previously classified as held for sale, will not be considered as held for sale but held and used. The Company reclassified its drilling units carrying amount of $56,639 as held and used and a loss of $2,323 was recognized and included in the accompanying consolidated statement of operations (Note 7).

The Company also determined that the whole carrying amount of the two drilling units under construction Ocean Rig Crete and Ocean Rig Santorini was not recoverable and, therefore, a charge of $573,162 was recognized and included in the accompanying consolidated statement of operations (Note 6).

The fair values of the non-monetary transactions are determined through Level 1 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from quoted market prices that allow value to be determined. The fair value of the Company's exchanged capital stock as of the restructuring effective date should be valued by using the share closing price as of that date. As of September 22, 2017, the Company's share closing price was $24.00.

The difference between the fair value price as of September 22, 2017 and the consideration price of the common shares issued for the reduction of the principal outstanding balance, accrued interest and default interest of the Company's 7.25% Senior Unsecured Notes, 6.50% Senior Secured Notes, $1.3 billion Senior Secured Term Loan B Facility and $1.9 billion Term Loan B Facility with the Scheme Creditors (Note 9), resulted in a loss and was included in "Reorganization Gain, net" in the accompanying consolidated statement of operations for the year ended December 31, 2017.